Convertible redeemable preferred shares - Summary of Preferred Shares Activities for the Periods (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) shares
Schedule of Preferred Stock by Class [Line Items]
Issuance		¥ 395,071
Accretion on the Preferred Shares to redemption value	¥ 0	(121,000)	$ (18.0)	¥ 204,800	$ 28.9
Deemed dividend to preferred shareholders	¥ 0	¥ 12,000
Series A Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	0	10,340,000	10,340,000	10,340,000	10,340,000
Balance Beginning	¥ 0	¥ 484,122		¥ 424,930
Issuance, (in shares) | shares		0	0
Accretion on the Preferred Shares to redemption value		¥ (22,677)		59,192
Deemed dividend to preferred shareholders		¥ 0		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares		(10,340,000)	(10,340,000)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (461,445)
Balance Ending, (in shares) | shares		0	0	10,340,000	10,340,000
Balance Ending		¥ 0		¥ 484,122
Series B Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	0	9,067,384	9,067,384	9,067,384	9,067,384
Balance Beginning	¥ 0	¥ 527,682		¥ 463,560
Issuance, (in shares) | shares		0	0
Accretion on the Preferred Shares to redemption value		¥ (23,345)		64,122
Deemed dividend to preferred shareholders		¥ 0		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares		(9,067,384)	(9,067,384)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (504,337)
Balance Ending, (in shares) | shares		0	0	9,067,384	9,067,384
Balance Ending		¥ 0		¥ 527,682
Series C Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	0	5,518,101	5,518,101	5,518,101	5,518,101
Balance Beginning	¥ 0	¥ 420,419		¥ 370,869
Issuance, (in shares) | shares		0	0
Accretion on the Preferred Shares to redemption value		¥ (88,954)		49,550
Deemed dividend to preferred shareholders		¥ 0		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares		(5,518,101)	(5,518,101)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (331,465)
Balance Ending, (in shares) | shares		0	0	5,518,101	5,518,101
Balance Ending		¥ 0		¥ 420,419
Series C+ Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	0	0	0	0	0
Balance Beginning	¥ 0	¥ 0		¥ 0
Issuance, (in shares) | shares		6,734,459	6,734,459
Issuance		¥ 656,448
Accretion on the Preferred Shares to redemption value		6,360		0
Deemed dividend to preferred shareholders		¥ 0		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares		(6,734,459)	(6,734,459)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (662,808)
Balance Ending, (in shares) | shares		0	0	0	0
Balance Ending		¥ 0		¥ 0
Series D Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	0	2,526,026	2,526,026	2,526,026	2,526,026
Balance Beginning	¥ 0	¥ 188,183		¥ 168,415
Issuance, (in shares) | shares		0	0
Accretion on the Preferred Shares to redemption value		¥ (7,179)		19,768
Deemed dividend to preferred shareholders		¥ 0		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares		(2,526,026)	(2,526,026)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (181,004)
Balance Ending, (in shares) | shares		0	0	2,526,026	2,526,026
Balance Ending		¥ 0		¥ 188,183
Series D-1 Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	0	2,178,530	2,178,530	1,089,265	1,089,265
Balance Beginning	¥ 0	¥ 164,282		¥ 73,409
Issuance, (in shares) | shares		0	0	1,089,265	1,089,265
Issuance				¥ 82,048
Accretion on the Preferred Shares to redemption value		¥ 577		8,825
Deemed dividend to preferred shareholders		¥ 0		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares		(2,178,530)	(2,178,530)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (164,859)
Balance Ending, (in shares) | shares		0	0	2,178,530	2,178,530
Balance Ending		¥ 0		¥ 164,282
Series D-2 Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	0	1,182,803	1,182,803	0	0
Balance Beginning	¥ 0	¥ 89,464		¥ 0
Issuance, (in shares) | shares		0	0	1,182,803	1,182,803
Issuance				¥ 89,447
Accretion on the Preferred Shares to redemption value		¥ 2,850		17
Deemed dividend to preferred shareholders		¥ 0		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares		(1,182,803)	(1,182,803)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (92,314)
Balance Ending, (in shares) | shares		0	0	1,182,803	1,182,803
Balance Ending		¥ 0		¥ 89,464
Series E Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	0	1,042,623	1,042,623	0	0
Balance Beginning	¥ 0	¥ 78,553		¥ 0
Issuance, (in shares) | shares		4,842,587	4,842,587	1,042,623	1,042,623
Issuance		¥ 353,893		¥ 74,830
Accretion on the Preferred Shares to redemption value		11,495		3,322
Deemed dividend to preferred shareholders		¥ 12,039		¥ 401
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares		(5,885,210)	(5,885,210)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (455,980)
Balance Ending, (in shares) | shares		0	0	1,042,623	1,042,623
Balance Ending		¥ 0		¥ 78,553